LEASES - Right of use assets (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right of use assets
Balance at beginning of year	₺ 125,983	₺ 65,176
Balance at ending of year	205,755	125,983
Cost
Right of use assets
Balance at beginning of year	260,460	165,090
Additions	125,584	88,238
Remeasurement	14,783	7,132
Balance at ending of year	400,827	260,460
Accumulated amortization
Right of use assets
Balance at beginning of year	(134,477)	(99,914)
Additions	(60,595)	(34,563)
Balance at ending of year	(195,072)	(134,477)
Buildings | Cost
Right of use assets
Balance at beginning of year	130,504	101,274
Additions	33,996	22,098
Remeasurement	14,783	7,132
Balance at ending of year	179,283	130,504
Buildings | Accumulated amortization
Right of use assets
Balance at beginning of year	(84,937)	(71,951)
Additions	(21,404)	(12,986)
Balance at ending of year	(106,341)	(84,937)
Fixtures and fittings | Cost
Right of use assets
Balance at beginning of year	69,876	28,529
Additions	59,164	41,347
Balance at ending of year	129,040	69,876
Fixtures and fittings | Accumulated amortization
Right of use assets
Balance at beginning of year	(21,945)	(11,825)
Additions	(19,722)	(10,120)
Balance at ending of year	(41,667)	(21,945)
Software and rights | Cost
Right of use assets
Balance at beginning of year	24,149	21,868
Additions	12,077	2,281
Balance at ending of year	36,226	24,149
Software and rights | Accumulated amortization
Right of use assets
Balance at beginning of year	(12,774)	(7,442)
Additions	(7,354)	(5,332)
Balance at ending of year	(20,128)	(12,774)
Other | Cost
Right of use assets
Balance at beginning of year	35,931	13,419
Additions	20,347	22,512
Balance at ending of year	56,278	35,931
Other | Accumulated amortization
Right of use assets
Balance at beginning of year	(14,821)	(8,696)
Additions	(12,115)	(6,125)
Balance at ending of year	₺ (26,936)	₺ (14,821)